Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	13
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,802,439.93

Principal:
Principal Collections	$20,848,636.41
Prepayments in Full	$12,721,058.44
Liquidation Proceeds	$140,120.15
Recoveries	$26,017.62
Sub Total	$33,735,832.62
Collections	$35,538,272.55

Purchase Amounts:
Purchase Amounts Related to Principal	$60,719.72
Purchase Amounts Related to Interest	$196.44
Sub Total	$60,916.16

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$35,599,188.71

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	13
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$35,599,188.71
Servicing Fee	$776,092.46	$776,092.46	$0.00	$0.00	$34,823,096.25
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$34,823,096.25
Interest - Class A-2 Notes	$24,557.09	$24,557.09	$0.00	$0.00	$34,798,539.16
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$34,684,774.16
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$34,629,649.16
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,629,649.16
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$34,606,624.99
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,606,624.99
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$34,588,420.32
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,588,420.32
Regular Principal Payment	$30,794,006.27	$30,794,006.27	$0.00	$0.00	$3,794,414.05
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,794,414.05
Residual Released to Depositor	$0.00	$3,794,414.05	$0.00	$0.00	$0.00

Total		$35,599,188.71

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$30,794,006.27
Total					$30,794,006.27
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$30,794,006.27	$67.67	$24,557.09	$0.05	$30,818,563.36	$67.72
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$30,794,006.27	$23.40	$234,675.93	$0.18	$31,028,682.20	$23.58

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	13

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$173,344,193.15	0.3809260	$142,550,186.88	0.3132558
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$829,194,193.15	0.6301442	$798,400,186.88	0.6067424

Pool Information
Weighted Average APR	2.398%	2.384%
Weighted Average Remaining Term	49.48	48.62
Number of Receivables Outstanding	33,242	32,588
Pool Balance	$931,310,957.11	$897,487,858.42
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$866,191,803.94	$834,890,451.19
Pool Factor	0.6579382	0.6340434

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$62,597,407.23
Targeted Overcollateralization Amount	$99,087,671.54
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$99,087,671.54

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	13
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		42	$52,563.97
(Recoveries)		8	$26,017.62
Net Loss for Current Collection Period			$26,546.35
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.0342%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.0298%
Second Prior Collection Period			0.0950%
Prior Collection Period			0.1691%
Current Collection Period			0.0348%
Four Month Average (Current and Prior Three Collection Periods)			0.0822%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		692	$846,186.07
(Cumulative Recoveries)			$106,028.05
Cumulative Net Loss for All Collection Periods			$740,158.02
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0523%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,222.81
Average Net Loss for Receivables that have experienced a Realized Loss			$1,069.59

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	206	$6,593,976.72
61-90 Days Delinquent	0.05%	14	$457,014.00
91-120 Days Delinquent	0.01%	4	$113,838.58
Over 120 Days Delinquent	0.00%	2	$35,534.17
Total Delinquent Receivables	0.80%	226	$7,200,363.47

Repossession Inventory:
Repossessed in the Current Collection Period		13	$471,813.91
Total Repossessed Inventory		21	$845,584.70

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0737%
Prior Collection Period			0.1143%
Current Collection Period			0.0614%
Three Month Average			0.0831%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.0676%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	February 2022
Payment Date	3/15/2022
Transaction Month	13

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	85	$2,743,071.34
2 Months Extended	116	$3,774,462.67
3+ Months Extended	12	$354,723.71

Total Receivables Extended	213	$6,872,257.72

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer